Prepaid Land Lease Payments (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Schedule of Prepaid Land Lease Payments

	As at December 31,
	2012	2013	2013
	RMB	RMB	US$
Prepaid land lease payments	92,814	145,692	24,067
Less: accumulated amortization	(2,690)	(5,491)	(907)

Net carrying value	90,124	140,201	23,160

Schedule of Estimated Annual Amortization Expenses

The estimated annual amortization expenses for the above prepaid land leases for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2014	3,615	597
2015	3,615	597
2016	3,615	597
2017	3,615	597
2018	3,615	597